UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund II

10.31.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 1.26%					$9,723,925
(Cost $9,990,100)

Electric Utilities 1.26%					9,723,925

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	5,000	5,102,035
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,621,890
			Credit
Issuer, description			rating (A)	Shares	Value
Capital preferred stocks 12.80%					$98,643,759
(Cost $91,760,152)

Asset Management & Custody Banks 0.65%					5,020,277

BNY Capital, 7.97%, Ser B, 12-31-26			A-	4,700	5,020,277
Diversified Banks 0.53%					4,065,200

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)			A+	4,000	4,065,200
Diversified Financial Services 1.65%					12,717,048

JPM Capital Trust I, 7.54%, 01-15-27			A-	12,000	12,717,048
Electric Utilities 3.35%					25,804,750

DPL Capital Trust II, 8.125%, 09-01-31			B+	22,150	25,804,750
Gas Utilities 2.90%					22,369,083

KN Capital Trust I, 8.56%, Ser B, 04-15-27			BB+	10,000	10,755,770
KN Capital Trust III, 7.63%, 04-15-28			BB+	10,673	11,613,313
Integrated Telecommunication Services 1.30%					10,035,781

TCI Communications Financing Trust III, 9.65%,
03-31-27			BB+	9,243	10,035,781
Multi-Utilities & Unregulated Power 1.96%					15,092,452

Dominion Resources Capital I, 7.83%, 12-01-27			BBB-	8,450	9,103,937
Dominion Resources Capital III, 8.40%, 01-15-31			BBB-	5,000	5,988,515
Regional Banks 0.46%					3,539,168

Summit Capital Trust I, 8.40%, Ser B, 03-15-27			A	3,300	3,539,168

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2005 (unaudited)
Issuer			Shares	Value
Common stocks	2.53%			$19,549,788
(Cost $16,564,266)

Electric Utilities 0.45%				3,519,000

Scottish Power Plc, American Depositary Receipt
(ADR)(United Kingdom)			90,000	3,519,000
Multi-Utilities & Unregulated Power 2.08%				16,030,788

Alliant Energy Corp.			220,000	5,819,000
CH Energy Group, Inc.			40,000	1,862,000
DTE Energy Co.			98,790	4,267,728
KeySpan Corp.			118,081	4,082,060
		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks 82.24%				$633,917,325
(Cost $632,276,141)

Agricultural Products 1.70%				13,110,000

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)		BB+	160,000	13,110,000
Asset Management & Custody Banks 0.12%				962,400

BNY Capital V, 5.95%, Ser F		A-	40,000	962,400
Automobile Manufacturers 1.94%				14,945,115

Ford Motor Co., 7.50%		BB+	50,000	862,500
General Motors Corp., 7.25%, Ser 02-15-52		BB	447,300	7,322,301
General Motors Corp., 7.25%, Ser 04-15-41		BB	87,900	1,431,891
General Motors Corp., 7.25%, Ser 07-15-41		BB	233,500	3,841,075
General Motors Corp., 7.375%, Ser 10-01-51		BB	91,025	1,487,348
Broadcasting & Cable TV 0.74%				5,682,672

Shaw Communications, Inc., 8.50% (Canada)		B+	223,200	5,682,672
Consumer Finance 2.39%				18,449,797

CIT Group, Inc., 6.35%, Ser A		BBB+	60,000	1,513,200
Ford Motor Credit Co., 7.375%		BBB-	30,000	607,200
Ford Motor Credit Co., 7.60%		Baa3	100,000	2,114,000
Household Finance Corp., 6.00%		A	72,200	1,745,074
Household Finance Corp., 6.875%		A	349,100	8,884,595
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B		BBB+	143,200	3,585,728
Diversified Banks 8.61%				66,350,970

BAC Capital Trust IV, 5.875%		A	46,150	1,102,985
Comerica Capital Trust I, 7.60%		BBB+	120,400	3,061,772
Fleet Capital Trust VII, 7.20%		A	459,900	11,713,653
Fleet Capital Trust VIII, 7.20%		A	310,000	7,936,000
HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)		A-	249,600	6,092,736
Republic New York Corp., 6.25%, Ser HSBC		A	50,000	1,245,000

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2005 (unaudited)

Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	475,500	10,960,275
Santander Finance Preferred S.A., Unipersonal,
6.41%, Ser 1 (Spain)	BBB+	225,000	5,670,000
USB Capital III, 7.75%	A-	134,300	3,393,761
USB Capital IV, 7.35%	A-	152,800	3,871,952
USB Capital V, 7.25%	A-	252,000	6,441,120
Wells Fargo Capital Trust IV, 7.00%	A	140,800	3,593,216
Wells Fargo Capital Trust VI, 6.95%	A-	50,000	1,268,500

Diversified Financial Services 4.87%			37,524,948

ABN AMRO Capital Funding Trust V, 5.90%	A	312,400	7,347,648
ABN AMRO Capital Funding Trust VII, 6.08%	A	306,000	7,365,420
Citigroup Capital VII, 7.125%	A	113,700	2,908,446
Citigroup Capital VIII, 6.95%	A	359,000	9,089,880
Citigroup Capital IX, 6.00%	A	70,000	1,709,400
General Electric Capital Corp., 6.10%	AAA	22,863	577,748
JPMorgan Chase Capital IX, 7.50%, Ser I	A-	73,800	1,864,926
JPMorgan Chase Capital X, 7.00%, Ser J	A1	259,000	6,661,480

Electric Utilities 14.08%			108,512,539

Boston Edison Co., 4.78%	BBB+	15,143	1,317,441
Cleveland Electric Financing Trust I, 9.00%	BB	210,000	5,487,300
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,826,370
FPC Capital I, 7.10%, Ser A	BB+	559,503	14,093,881
FPL Group Capital Trust I, 5.875%	BBB+	436,800	10,461,360
FPL Group, Inc., 8.00%, Conv	A-	140,000	9,066,400
Georgia Power Capital Trust V, 7.125%	BBB+	207,300	5,288,223
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,792,505
Great Plains Energy, Inc., 8.00%, Conv	BBB-	544,100	14,078,587
HECO Capital Trust III, 6.50%	BBB-	120,000	3,136,800
Interstate Power & Light Co., 8.375%, Ser B	BBB-	700,000	23,100,000
Northern States Power Co., 8.00%	BBB-	175,800	4,595,412
NVP Capital III, 7.75%	CCC+	108,500	2,739,625
Southern California Edison Co., 6.125%	BBB-	10,000	997,500
Southern Co. Capital Trust VI, 7.125%	BBB+	30,000	765,900
Virginia Power Capital Trust, 7.375%	BBB-	304,519	7,765,235

Gas Utilities 1.87%			14,438,960

AGL Capital Trust II, 8.00%	BBB	41,000	1,033,200
Southern Union Co., 7.55%	BB+	197,600	5,224,544
Southwest Gas Capital II, 7.70%	BB	253,900	6,751,201
Vectren Utility Holdings, Inc., 7.25%	A-	56,500	1,430,015

Hotels, Resorts & Cruise Lines 0.41%			3,140,000

Hilton Hotels Corp., 8.00%	BBB-	125,000	3,140,000

Integrated Telecommunication Services 2.97%			22,876,212

Telephone & Data Systems, Inc., 6.625%	A-	150,000	3,652,500
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	605,967	15,427,920
Verizon New England, Inc., 7.00%, Ser B	A2	150,150	3,795,792

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2005 (unaudited)

Investment Banking & Brokerage 8.16%			62,869,678

Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB	248,600	12,454,860
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	140,000	3,478,132
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	BBB+	170,000	4,175,200
Lehman Brothers Holdings Capital Trust V, 6.00%,
Ser M	BBB+	40,000	937,600
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	BBB+	145,200	7,136,580
Merrill Lynch Preferred Capital Trust III, 7.00%	A-	360,400	9,201,012
Merrill Lynch Preferred Capital Trust IV, 7.12%	A-	167,400	4,330,638
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	273,200	7,103,200
Morgan Stanley Capital Trust II, 7.25%	A-	35,000	883,400
Morgan Stanley Capital Trust III, 6.25%	A-	248,779	6,085,134
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,389,090
Morgan Stanley Capital Trust V, 5.75%	A1	248,900	5,694,832

Life & Health Insurance 3.84%			29,624,891

MetLife, Inc., 6.375%, Ser B, Conv	BBB+	8,390	229,467
MetLife, Inc., 6.50%, Ser B	BBB	799,550	20,140,664
PLC Capital Trust IV, 7.25%	BBB+	331,075	8,518,560
Prudential Plc, 6.50% (United Kingdom)	A	30,000	736,200

Multi-Line Insurance 3.07%			23,637,555

AEGON N.V., 6.375% (Netherlands)	A-	150,000	3,766,500
ING Groep N.V., 7.05% (Netherlands)	A-	774,700	19,871,055

Multi-Utilities & Unregulated Power 13.54%			104,359,667

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	39,870	4,162,679
BGE Capital Trust II, 6.20%	BBB-	525,000	12,888,750
Consumers Energy Co. Financing IV, 9.00%	Ba2	217,000	5,555,200
Dominion CNG Capital Trust I, 7.80%	BBB-	150,000	3,816,000
DTE Energy Trust I, 7.80%	BB+	253,000	6,456,560
Energy East Capital Trust I, 8.25%	BBB-	424,800	10,785,672
ONEOK, Inc., 8.50%, Conv	BBB+	470,000	16,252,600
PSEG Funding Trust II, 8.75%	BB+	680,000	18,040,400
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	639,900
Public Service Enterprise Group, Inc., 10.25%,
Conv	BBB-	75,450	6,003,557
Puget Sound Energy Capital Trust II, 8.40%	BB	232,060	5,915,209
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,523,438
TECO Capital Trust I, 8.50%	B	490,434	12,319,702

Oil & Gas Exploration & Production 4.96%			38,242,989

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B	BBB-	62,000	6,048,875
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	25,000	2,513,282
Devon Energy Corp., 6.49%, Ser A	BB+	32,355	3,324,476
Nexen, Inc., 7.35% (Canada)	BB+	1,018,800	26,356,356

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2005 (unaudited)

Real Estate Investment Trusts 4.58%					35,290,786

Duke Realty Corp., 6.50%, Depositary Shares, Ser K			BBB	110,000	2,702,700
Duke Realty Corp., 6.60%, Depositary Shares, Ser L			BBB	109,840	2,718,540
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J			BBB	449,400	11,284,434
Duke Realty Corp., 7.99%, Depositary Shares, Ser B			BBB	10,650	534,497
Kimco Realty Co., 6.65%, Depositary Shares, Ser F			BBB+	37,030	942,784
Public Storage, Inc., 6.45%, Depositary Shares,
Ser X			BBB+	30,000	721,500
Public Storage, Inc., 7.50%, Depositary Shares,
Ser V			BBB+	307,100	7,920,109
Public Storage, Inc., 8.00%, Depositary Shares,
Ser R			BBB+	304,500	7,789,110
Public Storage, Inc., 8.60%, Depositary Shares,
Ser Q			BBB+	26,700	677,112
Regional Banks 2.35%					18,136,125

PFGI Capital Corp., 7.75%			A-	686,000	18,136,125
Reinsurance 0.11%					858,000

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB+	40,000	858,000
Thrifts & Mortgage Finance 1.37%					10,585,005

Abbey National Plc, 7.25% (United Kingdom)			A-	275,620	6,959,405
Abbey National Plc, 7.375% (United Kingdom)			A-	140,800	3,625,600
Wireless Telecommunication Services 0.56%					4,319,016

United States Cellular, 7.50%			A-	165,100	4,319,016
	Interest	Maturity	Credit	Par value
Issuer, description, maturity date	rate (%)	date	rating (A)	($000)	Value
Short-term investments 1.17%					$9,000,000
(Cost $9,000,000)

Government U.S. Agency 1.17%					9,000,000

Fannie Mae, Discount Note	Zero	11-01-05	AAA	9,000	9,000,000

Total investments 100.00%					$770,834,797

John Hancock
Preferred Income Fund II
Financial futures contracts
October 31, 2005 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-year Treasury Note	684	Short	December 2005	$1,506,243

Financial futures contracts

John Hancock
Preferred Income Fund II
Interest rate swap contracts
October 31, 2005 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination
amount	by Fund	by Fund	date	Appreciation

$63,500,000	2.56%(a)	3-month LIBOR	June 2008	$3,475,058
(a) Fixed rate

Interest rate swap contracts

John Hancock Preferred Income Fund II Footnotes to Schedule of Investments October 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,110,000 or 1.70% of the Fund's total investments as of October 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2005, including short-term investments, was $759,590,659. Gross unrealized appreciation and depreciation of investments aggregated $31,172,539 and $19,928,401, respectively, resulting in net unrealized appreciation of $11,244,138.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/05
12/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

By:	/s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date:	December 21, 2005